UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  028-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

 /s/ Mark Yacos     Stamford, Connecticut/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $171,399 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14845                     Artha Capital Singapore Pte. Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    13569   520674 SH       DEFINED 1              520674
BAIDU INC                      SPON ADR REP A   056752108     9728    84602 SH       DEFINED 1               84602
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7172   119533 SH       DEFINED 1              119533
EMBRAER S A                    SP ADR REP 4 COM 29082A107    15130   570316 SH       DEFINED 1              570316
GRUPO TELEVISA SA              SPON ADR REP ORD 40049J206    57657  2684223 SH       DEFINED 1             2684223
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     4774   106644 SH       DEFINED 1              106644
SPDR S&P 500 ETF TR            TR UNIT          78462F103      264     4108 SH  PUT  DEFINED 1                4108
SPDR GOLD TRUST                GOLD SHS         78463V107    32838   211596 SH       DEFINED 1              211596
TELEFONICA BRASIL SA           SPONSORED ADR    87936R106     5043   203853 SH       DEFINED 1              203853
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205    11238   409240 SH       DEFINED 1              409240
VALE S A                       ADR              91912E105    13986   704582 SH       DEFINED 1              704582